Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Expense (Benefit)

Income tax expense (benefit) attributable to income from continuing operations for the years ended September 30, 2012, 2011, and 2010 consists of:

	Years Ended September 30,
	2012	2011	2010
Federal
Current	$3,057,729	$2,518,411	$2,264,618
Deferred	(2,247,339)	(1,767,062)	(236,153)

Total federal tax expense	810,390	751,349	2,028,465
State
Current	320,035	149,480	99,935
Deferred	(491,375)	(206,437)	(41,739)

Total state tax expense	(171,340)	(56,957)	58,196

	$639,050	$694,392	$2,086,661

Computation of Difference Between Actual Total Provision for Federal and State Income Taxes and Federal Income Taxes

The difference between the actual total provision for federal and state income taxes and federal income taxes computed at the statutory rate of 35% for the years ended September 30, 2012, 2011, and 2010 is summarized as follows:

	Years Ended September 30,
	2012	2011	2010

Computed “expected” tax expense	$1,966,210	$1,049,910	$2,807,578
Increase (decrease) in tax expense resulting from:
State income taxes, net of federal tax effect	(111,371)	(37,022)	37,827
Tax-exempt income	(437,006)	(383,779)	(394,857)
Market value depreciation of ESOP shares	(2,816)	—	1,492
Management retirement plan	51,224	—	—
Release of uncertain tax position reserve	(1,010,000)	—	—
Other, net	182,809	65,283	(365,379)

	$639,050	$694,392	$2,086,661

Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of September 30, 2012 and 2011 are presented below:

	September 30,
	2012	2011
Deferred tax assets:
Allowance for loan losses	$3,192,375	$3,654,711
Deferred compensation	987,061	899,934
Stock compensation expense	810,415	795,589
Real estate acquired through foreclosure	736,677	743,353
State credits	261,718	485,765
Investment securities market adjustment for tax reporting	133,964	110,146
FDIC transactions	455,005	—
Other than temporary impairment	1,432,675	1,327,033
Net unrealized holding losses on securities available for sale	—	1,015,600
Other	1,115,169	719,247

Total gross deferred tax assets	9,125,059	9,751,378

Deferred tax liabilities:
Deferred loans cost, net	381,048	351,876
Depreciation	2,226,714	2,367,985
FDIC transaction	—	2,411,750
Net unrealized holding losses on securities available for sale	104,772	—
Other	236,326	61,909

Total gross deferred tax liabilities	2,948,860	5,193,520

Net deferred tax assets	$6,176,199	$4,557,858

Reconciliation of Unrecognized Tax Benefit

 A reconciliation of the beginning and ending unrecognized tax benefit is as follows:

	Year Ended September 30,
	2012	2011	2010

Balance at beginning of the year	$1,010,000	$1,010,000	$1,010,000
Additions based on tax positions related to the current year	—	—	—
Increase (decrease) based on tax positions related to prior years	—	—	—
Reductions as a result of statutes of limitations expiring	(1,010,000)	—	—

Balance at end of the year	$—	$1,010,000	$1,010,000